Revenues and geographic information - Top 20 (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 50,317	$ 45,440	$ 42,206
Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	40,244	34,935	32,137
Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	10,073	10,505	10,069
Cardiovascular, renal and metabolic [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	8,576	6,390	4,756
Cardiovascular, renal and metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,822	6,035	4,644
Cardiovascular, renal and metabolic [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	754	355	112
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,822	6,035	4,644
Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	754
Immunology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	9,293	7,798	7,286
Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	6,141	4,980	4,788
Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,643	1,463	1,365
Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,509	1,355	1,133
Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	6,141	4,980	4,788
Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,643	1,463	1,365
Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,509	1,355	1,133
Neuroscience [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,750	3,651	2,680
Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,224	2,171	1,092
Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,214	1,214	1,370
Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,224	2,171	1,092
Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,214	1,214	1,370
Oncology [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	14,740	12,851	10,373
Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,033	2,080	1,231
Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,216	2,269	2,088
Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,058	1,922	1,770
Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,936	1,720	1,561
Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,671	1,848	1,923
Oncology [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,392	980	271
Oncology [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	724	605	471
Oncology [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	689	413	149
Oncology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	443	508	536
Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,033	2,080	1,231
Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,216	2,269	2,088
Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,058	1,922	1,770
Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,936	1,720	1,561
Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,671	1,848	1,923
Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,392	980
Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	724	605
Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	689
Oncology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			536
Established Brands [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,279	1,314	1,238
Established Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,044	1,475	1,874
Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	703	713	743
Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	602	692	859
Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	590	613	652
Established Brands [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	552	925	2,013
Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,279	1,314	1,238
Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,044	1,475	1,874
Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	703	713	743
Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	602	692	859
Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	590	613	652
Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		925	2,013
Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		561	745
Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			512
Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	12,958	14,750	17,111
US
Disclosure of operating segments [line items]
Net sales from continuing operations	21,146	17,959	15,935
US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	18,885	14,952	12,753
US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,261	3,007	3,182
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	4,052	3,067	2,354
US | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	385
US | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,530	2,636	2,770
US | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	798	686	570
US | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,183	1,528	921
US | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	435	372	434
US | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,678	1,032	472
US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,181	1,205	1,083
US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	848	791	678
US | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	848	884	877
US | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,157	921
US | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	513	427
US | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	436
US | Oncology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			196
US | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	805	829	800
US | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	8	13	14
US | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	28	52	55
US | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		359	1,153
US | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		150	205
US | Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			171
Rest of the world [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	29,171	27,481	26,271
Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	21,359	19,983	19,384
Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	7,812	7,498	6,887
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	3,770	2,968	2,290
Rest of the world [member] | Cardiovascular, renal and metabolic [member] | Top 20 products [member] | Leqvio [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	369
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	2,611	2,344	2,018
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,643	1,463	1,365
Rest of the world [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	711	669	563
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,041	643	171
Rest of the world [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	779	842	936
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,355	1,048	759
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,035	1,064	1,005
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,210	1,131	1,092
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,936	1,720	1,561
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	823	964	1,046
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Pluvicto [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	235	59
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Lutathera [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	211	178
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Scemblix [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	253
Rest of the world [member] | Oncology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			340
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Sandostatin Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	474	485	438
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	1,044	1,475	1,874
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	695	700	729
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	602	692	859
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales from continuing operations	$ 562	561	597
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		566	860
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales from continuing operations		$ 411	540
Rest of the world [member] | Established Brands [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales from continuing operations			$ 341